Note 17 - Income (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
17.	Income (Loss) Per Share

On December 31, 2024, the Company completed a share consolidation on the basis of one new post-consolidation common share for every four (4) pre-consolidation common shares.  All prior share capital information has been presented based on this ratio.

The following table sets forth the computation of basic and diluted loss per share for the year ended December 31, 2024, 2023 and 2022:

	December 31,	December 31,	December 31,
	2024	2023	2022
Numerator
Net income (loss) for the year – basic	$(29,447)	$(64,666)	$12,551
Gain on financial derivative liability	—	(6,683)	(27,686)
Net loss for the year - diluted	$(29,447)	$(71,349)	$(15,135)
Denominator (Pre- consolidation of common shares)
Basic – weighted average number of shares outstanding	57,025,052	43,430,948	32,646,906
Effect of dilutive securities	—	—	8,116,480
Diluted – adjusted weighted average number of shares outstanding	57,025,052	43,430,948	40,763,386
Income (loss) Per Share – Basic	$(0.52)	$(1.49)	$0.38
Loss Per Share – Diluted	$(0.52)	$(1.49)	$(0.37)
Denominator (Post-consolidation of common shares – Pre-consolidation divided by four (4))
Basic – weighted average number of shares outstanding	14,256,263	10,857,737	8,161,727
Effect of dilutive securities	—	—	2,029,120
Diluted – adjusted weighted average number of shares outstanding	14,256,263	10,857,737	10,190,847
Income (loss) Per Share – Basic	$(2.07)	$(5.96)	$1.54
Loss Per Share – Diluted	$(2.07)	$(5.96)	$(1.49)

The basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The diluted loss per share reflects the potential dilution of common share equivalents, such as outstanding stock options, and share purchase warrants, in the weighted average number of common shares outstanding during the period, if dilutive.

Conversion option, share purchase warrants and stock options were excluded from the calculation of diluted weighted average number of common shares outstanding for the years ended December 31, 2024, 2023 and 2022 as the warrants and stock options were anti-dilutive.